Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,051,650
Previously Paid Amount	0.00
Total Fee Amount	526.49
Total Offset Amount	0.00
Net Fee	526.49
Narrative - Max Aggregate Offering Price	$ 6,051,650
Final Prospectus	true